Term Deposits (Tables)	9 Months Ended
Sep. 30, 2020
Deposit Asset [Abstract]
Schedule of term deposits

	As of
	September 30, 2020	December 31, 2019
Short term deposits - banks	653	62,418
Short term deposits - others	386	—
Term Deposits	1,039	62,418